Revenue	9 Months Ended
Mar. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue

The Company records revenues in accordance with Accounting Standards Codification (“ASC”) Topic 606 “Revenue from Contracts with Customers, as amended” (“ASC Topic 606”). In accordance with ASC Topic 606, the Company accounts for a customer contract when both parties have approved the contract and are committed to perform their respective obligations, each party’s rights can be identified, payment terms can be identified, the contract has commercial substance, and it is probable that the Company will collect substantially all of the consideration to which it is entitled. Revenue is recognized when, or as, performance obligations are satisfied by transferring control of a promised product or service to a customer.

Nature of Products and Services

We generate revenues from the following sources: (1) Benchtop Laboratory Equipment, and (2) Bioprocessing Systems.

The following table summarizes the Company’s disaggregation of revenues for the three and nine months ended March 31, 2021 and 2020.

	Benchtop Laboratory Equipment	Bioprocessing Systems	Consolidated
Three Months Ended March 31, 2021:

Revenues	$2,365,700	$142,900	$2,508,600

Foreign Sales	942,200	102,600	1,044,800

	Benchtop Laboratory Equipment	Bioprocessing Systems	Consolidated
Three Months Ended March 31, 2020:

Revenues	$1,800,700	$335,500	$2,136,200

Foreign Sales	743,000	335,000	1,078,000

	Benchtop Laboratory Equipment	Bioprocessing Systems	Consolidated
Nine Months Ended March 31, 2021:

Revenues	$6,803,300	$441,800	$7,245,100

Foreign Sales	2,724,800	395,000	3,119,800

	Benchtop Laboratory Equipment	Bioprocessing Systems	Consolidated
Nine Months Ended March 31, 2020:

Revenues	$5,320,300	$914,200	$6,234,500

Foreign Sales	1,996,400	913,700	2,910,100

Benchtop Laboratory Equipment sales are comprised primarily of standard benchtop laboratory equipment from its stock sold to laboratory equipment distributors, or to end users primarily via e-commerce. The sales cycle from time of receipt of order to shipment varies from one day to up to a few weeks. Customers pay either by credit card (online sales) or net 30-90, depending on the customer. Once the item is shipped under the terms specified in the order, which is typically “FOB Factory”, other than a standard warranty, there are no obligations to the customer. The Company’s standard warranty is typically comprised of one to two years of parts and labor and is deemed immaterial.

Bioprocessing Systems’ revenues are primarily comprised of royalties earned by the Company, which are paid on a calendar year basis, under a licensing agreement from a single licensee and its sublicensees. The Company is obligated to pay 50% of all royalties it receives to the entity that licenses the intellectual property to the Company. During the year, the Company’s management uses its best judgement to estimate the royalty revenues earned during each fiscal period.

The Company determines revenue recognition through the following steps:

●	Identification of the contract, or contracts, with a customer
●	Identification of the performance obligations in the contract
●	Determination of the transaction price
●	Allocation of the transaction price to the performance obligations in the contract
●	Recognition of revenue when, or as, a performance obligation is satisfied

The Company has made the following accounting policy elections and elected to use certain practical expedients, as permitted by the FASB, in applying ASC Topic 606: 1) all revenues are recorded net of returns, allowances, customer discounts, and incentives; 2) although sales and other taxes are immaterial, the Company accounts for amounts collected from customers for sales and other taxes, if any, net of related amounts remitted to tax authorities; 3) the Company expenses costs to obtain a contract as they are incurred if the expected period of benefit, and therefore the amortization period, is one year or less; 4) the Company accounts for shipping and handling activities that occur after control transfers to the customer as a fulfillment cost rather than an additional promised service and these fulfillment costs fall within selling expenses; 5) the Company is always considered the principal and never an agent, because it has full control and responsibility until title is transferred to the customer; 6) the Company does not assess whether promised goods or services are performance obligations if they are immaterial in the context of the contract with the customer such as is the case with catalyst instruments.